Property and Equipment	12 Months Ended
Dec. 31, 2010
Property and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Property and Equipment
Property and equipment is recorded at cost and is summarized as follows:

	December 31, 2010	December 31, 2009
Land, buildings and improvements	$7,871	$7,293
Recording, broadcasting and studio equipment	16,049	15,922
Furniture, computers, equipment and other	6,248	754
	30,168	23,969
Less: Accumulated depreciation and amortization	6,666	2,991
Property and equipment, net	$23,502	$20,978

Depreciation expense is summarized as follows:

	Successor Company		Predecessor Company
	Year Ended December 31, 2010	For the Period April 24 to December 31, 2009	For the Period January 1 to April 23, 2009	Year Ended December 31, 2008
Depreciation expense	$3,676	$2,991	$874	$2,580

On December 17, 2009, we entered into an agreement to sell our Culver City properties and lease back the properties over a ten-year term (with two five-year renewal options). Upon closing at December 31, 2009, we received proceeds of $6,998, incurred costs for commissions, fees and closing costs of $1,252 and placed $673 in escrow for a portion of the repairs to be conducted on the properties. We used $3,500 of these proceeds to pay down our Senior Notes on March 31, 2010, in accordance with the terms of the Waiver and First Amendment to the Securities Purchase Agreement entered into on October 14, 2009 by us and the noteholders party thereto. This transaction did not qualify as a sale for accounting purposes as certain third party guarantees included in the agreement are considered continuing involvement under accounting guidance. We currently expect the existence of our continuing involvement to remain for the entirety of the lease period. Under the terms of the building financing, the Company made rental payments in the first year of approximately $875, plus operating expense reimbursement, including a 2% management fee. Thereafter, base rental payments are subject to an annual increase equal to 3.5% in years 2 through 5 and the greater of 3.5% or the increase in the consumer price index in years 6 through 10. As part of the closing, we issued a letter of credit for $219 (the equivalent of three months base rent) in lieu of a security deposit under the lease. Pursuant to the terms of the lease, with limited exceptions, we will remain responsible for required repairs, replacements and improvements to the Culver City properties.

In 2001, we entered into a capital lease for satellite transponders totaling $6,723. The allocation of the Business Enterprise Value for the capital lease at April 24, 2009 was $7,355. Accumulated amortization related to the capital lease was $6,775 and $5,787 as of December 31, 2010 and 2009, respectively.